CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CASH FLOWS (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Net income (loss)	$ 17,762
Depreciation and amortization	1,633	$ 861
Amortization of deferred financing fees	162	0
Unit-based compensation expense	930
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Increase (Decrease) in Accounts Receivable, Related Parties	2,320
Increase (Decrease) in Other Current Assets	(94)
Accounts payable - affiliates	(301)
Accounts payable and accrued liabilities	(46)
Increase (Decrease) in Due to Related Parties	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net	15
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	17,899
Payments to Acquire Property, Plant, and Equipment	76	9,446
Payments to Acquire Marketable Securities	689,693
Maturities of marketable securities	689,697
Investment in subsidiary	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(72)
Parent Distribution	928	$ 0
Payments of Limited Partner Distributions	10,885
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(11,813)
Cash and Cash Equivalents, Period Increase (Decrease)	6,014
Cash and cash equivalents	20,179		$ 14,165
Consolidation, Eliminations [Member]
Net income (loss)	(22,680)
Depreciation and amortization	0
Amortization of deferred financing fees	0
Unit-based compensation expense	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	(22,680)
Increase (Decrease) in Accounts Receivable, Related Parties	0
Increase (Decrease) in Other Current Assets	0
Accounts payable - affiliates	0
Accounts payable and accrued liabilities	0
Increase (Decrease) in Due to Related Parties	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	0
Payments to Acquire Property, Plant, and Equipment	0
Payments to Acquire Marketable Securities	0
Maturities of marketable securities	0
Investment in subsidiary	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	0
Parent Distribution	0
Payments of Limited Partner Distributions	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	0
Cash and Cash Equivalents, Period Increase (Decrease)	0
Cash and cash equivalents	0		0
Non-Guarantor Subsidiaries [Member]
Net income (loss)	0
Depreciation and amortization	0
Amortization of deferred financing fees	0
Unit-based compensation expense	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Increase (Decrease) in Accounts Receivable, Related Parties	0
Increase (Decrease) in Other Current Assets	0
Accounts payable - affiliates	0
Accounts payable and accrued liabilities	0
Increase (Decrease) in Due to Related Parties	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	0
Payments to Acquire Property, Plant, and Equipment	0
Payments to Acquire Marketable Securities	0
Maturities of marketable securities	0
Investment in subsidiary	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	0
Parent Distribution	0
Payments of Limited Partner Distributions	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	0
Cash and Cash Equivalents, Period Increase (Decrease)	0
Cash and cash equivalents	0		0
Guarantor Subsidiaries [Member]
Net income (loss)	22,680
Depreciation and amortization	1,633
Amortization of deferred financing fees	0
Unit-based compensation expense	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Increase (Decrease) in Accounts Receivable, Related Parties	2,320
Increase (Decrease) in Other Current Assets	6
Accounts payable - affiliates	(310)
Accounts payable and accrued liabilities	(303)
Increase (Decrease) in Due to Related Parties	(20,534)
Increase (Decrease) in Other Operating Assets and Liabilities, Net	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	840
Payments to Acquire Property, Plant, and Equipment	76
Payments to Acquire Marketable Securities	0
Maturities of marketable securities	0
Investment in subsidiary	164
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	88
Parent Distribution	928
Payments of Limited Partner Distributions	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(928)
Cash and Cash Equivalents, Period Increase (Decrease)	0
Cash and cash equivalents	0		0
Subsidiary Issuer [Member]
Net income (loss)	17,762
Depreciation and amortization	0
Amortization of deferred financing fees	162
Unit-based compensation expense	930
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	22,680
Increase (Decrease) in Accounts Receivable, Related Parties	0
Increase (Decrease) in Other Current Assets	(100)
Accounts payable - affiliates	9
Accounts payable and accrued liabilities	257
Increase (Decrease) in Due to Related Parties	20,534
Increase (Decrease) in Other Operating Assets and Liabilities, Net	15
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	17,059
Payments to Acquire Property, Plant, and Equipment	0
Payments to Acquire Marketable Securities	689,693
Maturities of marketable securities	689,697
Investment in subsidiary	(164)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(160)
Parent Distribution	0
Payments of Limited Partner Distributions	10,885
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(10,885)
Cash and Cash Equivalents, Period Increase (Decrease)	6,014
Cash and cash equivalents	$ 20,179		$ 14,165